DELAWARE GROUP INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

Supplement to Prospectus dated September 29, 2000

The following revises the information under the section entitled "Delaware Extended Duration Bond Fund Symbol" located on the back cover:

	CUSIP	NASDAQ
Institutional Class	245908793	DEEIX

The date of this Supplement is March 5, 2001.